CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified		Total	Market Auction Preferred Stock	Common Stock	Paid-in Capital	Accumulated Other Comprehensive (Loss) Income	Retained Earnings	Comprehensive (Loss) Income
Balance at Dec. 31, 2009		$ 8,655,089	$ 100,000	$ 1,053,582	$ 1,248,400	$ (138,206)	$ 6,391,313
Balance (in shares) at Dec. 31, 2009			1,000	45,267,723
Increase (Decrease) in Shareholders' Equity
Preferred stock dividends		(601)					(601)
Retained earnings adjustment (Deconsolidation of VIEs)		(15,900)					(15,900)
Comprehensive (loss) income:
Net income (loss)		(495,668)					(495,668)	(495,668)
OTHER COMPREHENSIVE INCOME:
Cash flow derivative transactions (net of tax of $3,588, ($21,384), and ($42,542) for the years ended 2012, 2011 and 2010, respectively)		79,006				79,006		79,006
Change in unrealized fair value adjustment of available-for-sale securities (net of tax of $172, $219 and ($138) for the years ended 2012, 2011 and 2010, respectively)		256				256		256
COMPREHENSIVE INCOME (LOSS)		(416,406)						(416,406)
Other	[1]	2,825			2,825
Balance at Dec. 31, 2010		8,225,007	100,000	1,053,582	1,251,225	(58,944)	5,879,144
Balance (in shares) at Dec. 31, 2010			1,000	45,267,723
Increase (Decrease) in Shareholders' Equity
Preferred stock dividends		(544)					(544)
Comprehensive (loss) income:
Net income (loss)		(723,901)					(723,901)	(723,901)
OTHER COMPREHENSIVE INCOME:
Cash flow derivative transactions (net of tax of $3,588, ($21,384), and ($42,542) for the years ended 2012, 2011 and 2010, respectively)		39,713				39,713		39,713
Change in unrealized fair value adjustment of available-for-sale securities (net of tax of $172, $219 and ($138) for the years ended 2012, 2011 and 2010, respectively)		(406)				(406)		(406)
COMPREHENSIVE INCOME (LOSS)		(684,594)						(684,594)
Other	[1]	(8,000)			(8,000)
Balance at Dec. 31, 2011		7,531,869	100,000	1,053,582	1,243,225	(19,637)	5,154,699
Balance (in shares) at Dec. 31, 2011			1,000	45,267,723
Increase (Decrease) in Shareholders' Equity
Preferred stock dividends		(420)					(420)
Comprehensive (loss) income:
Net income (loss)		410,322					410,322	410,322
OTHER COMPREHENSIVE INCOME:
Cash flow derivative transactions (net of tax of $3,588, ($21,384), and ($42,542) for the years ended 2012, 2011 and 2010, respectively)		6,832				6,832		6,832
Change in unrealized fair value adjustment of available-for-sale securities (net of tax of $172, $219 and ($138) for the years ended 2012, 2011 and 2010, respectively)		314				314		314
COMPREHENSIVE INCOME (LOSS)		417,468						417,468
Other	[1]	(6,049)			19,326		(25,375)
Balance at Dec. 31, 2012		$ 7,942,868	$ 100,000	$ 1,053,582	$ 1,262,551	$ (12,491)	$ 5,539,226
Balance (in shares) at Dec. 31, 2012			1,000	45,267,723

[1]	We recorded $16,690, net of tax of $9,211, in Paid-in capital during 2012 when AIG contributed a corporate aircraft to us. Additionally, we recorded $2,636 during 2012, $(8,000) during 2011 and $2,825 during 2010 in Paid-in capital for compensation expenses, debt issue costs and other expenses paid by AIG on our behalf for which we were not required to pay. The $(8,000) recorded during 2011 reflects pension benefits previously recorded as Paid-in capital and forfeited by certain employees during 2011. We recorded a $25,379 decrease, net of tax of $11,866, and other miscellaneous adjustments of $(4) in Retained earnings during 2012 when we transferred two corporate aircraft to AIG.